3. INCOME TAXES	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
3. INCOME TAXES

3.       INCOME TAXES

Income Taxes

Income taxes are accounted for based upon an asset and liability approach. Accordingly, deferred tax assets and liabilities arise from the difference between the tax basis of an asset or liability and its reported amount in the financial statements. Deferred tax amounts are determined using the tax rates expected to be in effect when the taxes will actually be paid or refunds received, as provided under currently enacted tax law. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. Income tax expense or benefit is the tax payable or refundable, respectively, for the period plus or minus the change in deferred tax assets and liabilities during the period.

Accounting guidance requires the recognition of a financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting the more-likely-than-not threshold, the amount recognized in the financial statements is the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant tax authority. The Company believes its income tax filing positions and deductions will be sustained upon examination and accordingly, no reserves, or related accruals for interest and penalties have been recorded at December 31, 2016 and 2015. The Company recognizes interest and penalties on unrecognized tax benefits as well as interest received from favorable tax settlements within income tax expense.

The components of income tax expense for the years ended December 31, 2016 and 2015 consist of the following:

	2016	2015
Current tax provision	$3,000	$1,197
Deferred tax provisions	(2,473,675)	(30,447)
Valuation allowances	2,473,675	30,447
Total Income tax provision	$3,000	$1,197

Reconciliations between the statutory rate and the effective tax rate for the years ended December 31, 2016 and 2015 consist as follows:

	2016	2015
Federal statutory tax rate	(34.0)%	(34.0)%
State taxes, net of federal benefits	0.0%	(1.4)%
Permanent differences	0.0%	0.0%
Executive Compensation Limitation	26.0%	0.0%
Valuation allowance	8.0%	34.0%
Effective tax rate	0.0%	(1.4)%

Significant components of the Company's estimated deferred tax assets and liabilities as of December 31, 2016 and December 31, 2015 are as follows:

	2016	2015
Deferred tax asset:
Net operating loss carryforward	$(2,551,955)	$(77,894)
Total deferred tax asset	2,551,955	77,894
Valuation allowance	(2,551,955)	(77,894)
	$—	$—

As of December 31, 2016, we had approximately $7,565,341 of federal net operating loss carry forwards. These carry forwards, if not used, will begin to expire in 2034. Future utilization of our net operating loss carry forwards is subject to certain limitations under Section 382 of the Internal Revenue Code. The Company is not current in filing both federal and state tax returns. These net operating amounts are estimates.

We provide for a valuation allowance when it is more likely than not that we will not realize a portion of the deferred tax assets. We have established a valuation allowance against our net deferred tax asset due to the uncertainty that enough taxable income will be generated in those taxing jurisdictions to utilize the assets. Therefore, we have not reflected any benefit of such deferred tax assets in the accompanying financial statements.

We reviewed all income tax positions taken or that we expect to be taken for all open years and determined that our income tax positions are appropriately stated and supported for all open years. The Company is subject to U.S. federal income tax examinations by tax authorities for years after 2014 due to unexpired net operating loss carryforwards originating in and subsequent to that year. The Company may be subject to income tax examinations for the various taxing authorities which vary by jurisdiction.